OPERATING INCOME (EXPENSES) AND COST OF SALES - Summary of operating income (expenses) and cost of sales classified by function and nature (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classified by function
Cost of sales	R$ 14,011,525	R$ 13,229,715	R$ 4,033,454
Selling, marketing and logistics expenses	16,999,225	15,702,787	6,395,586
Administrative, R&D, IT, and project expenses	6,958,866	5,955,996	2,405,576
Total	37,969,616	34,888,498	12,834,616
Classified by nature
Employee benefits expense (note 29)	8,002,608	7,334,696	3,184,162
Depreciation and amortization	2,791,523	2,718,856	1,117,416
Impairment	(304)	(2,051)
Total	37,969,616	34,888,498	12,834,616
Cost of sales [member]
Classified by nature
Raw material/packaging material/resale	12,115,805	11,222,801	3,457,481
Employee benefits expense (note 29)	568,936	638,525	293,374
Depreciation and amortization	254,476	215,355	57,443
Other	1,072,308	1,153,034	225,156
Selling, marketing and logistics expenses [member]
Classified by nature
Logistics costs	2,654,546	2,479,156	797,055
Employee benefits expense (note 29)	4,547,391	4,198,147	1,667,202
Marketing, sales force and other selling expenses	8,388,848	7,568,365	3,164,875
Depreciation and amortization	1,405,423	1,301,657	766,454
Impairment	3,017	155,462
Administrative, R&D, IT and project expenses [member]
Classified by nature
Innovation expenses	223,472	270,256	89,675
Employee benefits expense (note 29)	2,886,281	2,498,024	1,223,586
Other administrative expenses	2,717,489	1,985,872	798,796
Depreciation and amortization	R$ 1,131,624	R$ 1,201,844	R$ 293,519